SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of short-term investments [Abstract]
Schedule of Short-Term Investments
	December 31, 2019 US$’000	December 31, 2018 US$’000
Investments (deposits)	1,169	-

	1,169	-